Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	At December 31,
	2024	2023
Accounts receivable from third parties	$2,280,447	$2,451,422
Accounts receivable from related parties	19,772	2,174
Less: Allowance for credit losses	(540,626)	(297,808)
	$1,759,593	$2,155,788